UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01612

The Prudential Variable Contract Account—2

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2007

Date of reporting period: 12/31/2007

Item 1 – Reports to Stockholders

Prudential Long–Term

Growth Account

Annual Report to Participants

December 31, 2007

IFS-A114818

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for VCA-2. Investors should consider the contract and the Account’s investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

It is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, Long-Term Growth Account, or the Account). VCA-2 is a group annuity insurance product. Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of the Account’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 to obtain descriptions of the Account’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Account voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission, at www.sec.gov and at the Fund’s website.

The Account’s Statement of Additional Information contains additional information about the members of the Account’s Committee and is available without charge upon request by calling (888) 778-2888.

The Account files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Participants may obtain copies of Form N-Q filings by calling 888-778-2888.

The Prudential Long-Term Growth Program

Letter to Participants

December 31, 2007

■	DEAR PARTICIPANT,

At Prudential, it is our goal to help our clients achieve and maintain financial success. We hope you find The Prudential Variable Contract Account-2 annual report both informative and useful.

We would also like to remind you about the benefits of diversifying your investment portfolio. In today’s volatile markets, diversification is key to protecting your investments. It helps position your investments when asset classes rotate in and out of favor, and is the best way to balance risk and return. In addition, diversification can help you meet your long-term investment goals although it does not assure against loss in declining markets.

Take the first step and contact your financial professional for help in creating a diversified investment portfolio. A comprehensive mix of assets that is evaluated periodically over time can help you maintain focus on your financial objectives.

Thank you for selecting our products. We value the opportunity to manage your investments as you plan for the future.

Sincerely,

Judy A. Rice

President,

Variable Contract Account 2	January 31, 2008

VCA 2 Long-Term Growth Account

Subadvised by:  Jennison Associates LLC

December 31, 2007

Investment Manager’s Report

Performance Summary - As of December 31, 2007

Average Annual Total Return Percentages

	1-Year	5-Year	10-Year
Long-Term Growth Acct. (without sales charges)	6.22%	16.96%	4.94%
Long-Term Growth Acct. (with sales charges)	3.63	16.68	4.78
S&P 500 Index	5.49	12.82	5.91

Long-Term Growth Account Inception: 7/1/1968

$10,000 INVESTED OVER 10 YEARS

Past performance does not guarantee future returns. The Account performance without sales charges is shown after the deduction of all expenses, including investment management and mortality and expense charges, but do not include the effect of any sales charge. The Account performance with sales charges is shown after the deduction of all expenses, including investment management and mortality and expenses charges, and in addition reflect the deduction of a front-end 2.5% sales charge and the impact of an annual account charge.

Unless noted otherwise, Lipper Average and Index returns reflect performance beginning the closest month-end date to the Portfolio’s inception.

Market Review

The final quarter of 2007 capped a volatile year that saw two distinctly different environments for equity markets. Most markets advanced, led by emerging economies and those U.S. sectors directly exposed to global economic expansion, especially energy stocks. Interest rates increased as the Federal Reserve sought to contain the incipient inflation reflected in personal consumption.

By late July, the investment environment changed dramatically. The souring residential real estate market rekindled volatility, triggering a liquidity squeeze that by year-end had caused mortgage investors to incur losses of tens of billions of dollars. The credit market turmoil sparked a swift reappraisal of risk factors in the U.S. equity markets.

Employment remained healthy, but slowing economic growth, the prospect of recession in 2008, and the weak housing market pressured retail sales downward. Oil closed 2007 just shy of $100 per barrel. Many agricultural commodities hit new highs, and the US dollar slid further, fueling inflation concerns.

Performance Summary

Positions in energy, materials, and utilities boosted returns and beat the corresponding sectors of the S&P 500 Index (the Index). High spot oil prices lifted shares of Petroleo Brasileiro SA ADR (2.6)%, Hess Corp. (1.2%), Occidental Petroleum Corp. (2.6%), Suncor Energy, Inc. (2.5%), and Murphy Oil Corp. (1.5%). Freeport-McMoRan Copper & Gold, Inc. (1.2%) advanced on sustained, elevated prices for copper, gold, and molybdenum. We believe the supply/demand imbalances will continue, keeping oil, copper, and gold prices above historical levels. Merchant power generation company NRG Energy (1.7%) benefited from the potential acquisition of Texas-based utility company TXU by a private equity firm.

The consumer staples, industrials, and information technology sectors helped performance, but trailed the Index. Tech stocks performed unevenly. Apple, Inc. (1.8%) and Google, Inc. (2.1%) soared, but Spansion, Inc. (0.7%), Motorola, Inc. (1.5%), and Marvell Technology Group Ltd. (1.2%) declined. Apple rocketed on the strength of its iPod and resurgent Macintosh computer sales. Spansion fell due to lower prices for its NOR flash-memory chips and liquidity concerns.

While consumer discretionary and financials ended 2007 with a negative total return, stock selection in both sectors and an underweight in financials benefited relative performance. Entangled in the credit crisis, MBIA, Inc. (1.2%), Citigroup, Inc. (1.3% as of 9/30/2007), and SLM Corp. (1.3%) were hit hard. Telecom services and healthcare underperformed, lagging the corresponding sectors of the Index, weighed down mainly by Sprint Nextel Corp. (1.5%) and Omnicare, Inc. (1.3%).

The S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. Investors cannot invest directly in an index. For a complete list of holdings, refer to the Statement of Net Assets section of this report.

Prudential Variable Contract Account-2 (VCA-2) Presentation of Portfolio Holdings — (unaudited)

December 31, 2007

VCA-2
Five Largest Holdings	(% of Net Assets)
Cadbury Schweppes PLC ADR (United Kingdom)	2.7%
Petroleo Brasileiro SA ADR (Brazil)	2.6%
Occidental Petroleum Corp.	2.6%
Suncor Energy, Inc.	2.5%
Comcast Corp.	2.5%

For a complete listing of holdings, refer to the Statement of Net Assets section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS

December 31, 2007

LONG-TERM INVESTMENTS — 98.7%		Value (Note 2)
COMMON STOCKS — 97.5%	Shares
Biotechnology — 3.1%
Amgen, Inc. (a)	152,300	$7,072,812
Genentech, Inc. (a)	100,300	6,727,121

		13,799,933

Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	128,270	6,254,445
UBS AG	126,200	5,805,200

		12,059,645

Commercial Services & Supplies — 1.6%
Waste Management, Inc.	219,100	7,157,997

Communications Equipment — 2.8%
Motorola, Inc.	404,300	6,484,972
QualComm, Inc.	155,900	6,134,665

		12,619,637

Computers & Peripherals — 4.8%
Apple, Inc. (a)	40,900	8,101,472
Lexmark International, Inc. Class A (a)	195,600	6,818,616
Seagate Technology	254,200	6,482,100

		21,402,188

Consumer Finance — 1.3%
SLM Corp.	285,600	5,751,984

Diversified Consumer Services — 3.1%
Career Education Corp. (a)	198,100	4,980,234
H & R Block, Inc.	463,800	8,612,766

		13,593,000

Electric Utilities — 3.0%
Entergy Corp.	60,900	7,278,768
Progress Energy, Inc.	126,700	6,136,081

		13,414,849

Food & Staples Retailing — 3.0%
Kroger Co. (The)	268,700	7,176,977
Wal-Mart Stores, Inc.	126,000	5,988,780

		13,165,757

Food Products — 4.4%
Cadbury Schweppes PLC ADR (United Kingdom)	238,700	11,784,619
ConAgra Foods, Inc.	333,400	7,931,586

		19,716,205

Health Care Providers & Services — 1.3%
Omnicare, Inc.	255,600	5,830,236

Hotels, Restaurants & Leisure — 1.4%
International Game Technology	136,700	6,005,231

Household Products — 1.2%
Kimberly-Clark Corp.	78,000	5,408,520

Independent Power Producers & Energy Traders — 1.7%
NRG Energy, Inc. (a)	176,800	7,662,512

COMMON STOCKS		Value (Note 2)
(continued)	Shares
Industrial Conglomerates — 1.7%
General Electric Company	209,000	$7,747,630

Insurance — 5.7%
American International Group	173,200	10,097,560
Loews Corp.	198,000	9,967,320
MBIA, Inc.	284,600	5,302,098

		25,366,978

Internet & Catalog Retail — 1.4%
IAC/InterActiveCorp. (a)	231,400	6,229,288

Internet Software & Services — 2.1%
Google, Inc. Class A (a)	13,300	9,196,684

Media — 6.1%
Liberty Global, Inc. Ser. C (a)	248,305	9,085,480
Comcast Corp. (a)	601,900	10,990,694
XM Satellite Radio Holdings, Inc. (a)	567,300	6,943,752

		27,019,926

Metals & Mining — 2.7%
Freeport-McMoRan Cooper & Gold, Inc.	52,700	5,398,588
Lihir Gold Limited ADR (Papua New Guinea)	203,900	6,359,641

		11,758,229

Multiline Retail — 1.3%
JC Penney Co., Inc.	131,500	5,784,685

Multi-Utilities — 2.0%
Sempra Energy	145,000	8,972,600

Office Electronics — 1.4%
Xerox Corp.	371,400	6,012,966

Oil, Gas & Consumable Fuels — 16.4%
Devon Energy Corp.	62,000	5,512,420
Hess Corp.	52,000	5,244,720
Marathon Oil Corp.	119,000	7,242,340
Murphy Oil Corp.	76,000	6,447,840
Nexen, Inc.	281,100	9,071,097
Occidental Petroleum Corp.	150,400	11,579,296
Petroleo Brasileiro SA ADR (Brazil)	101,000	11,639,240
Suncor Energy, Inc.	102,500	11,144,825
Williams Cos, Inc.	137,900	4,934,062

		72,815,840

Paper & Forest Products — 1.0%
Domtar Corp. (a)	576,400	4,432,516

Pharmaceuticals — 4.6%
Abbott Laboratories	89,300	5,014,195
Schering-Plough Corp.	180,800	4,816,512
Teva Pharmaceutical Industries Ltd. ADR (Israel)	76,200	3,541,776
Wyeth	161,500	7,136,685

		20,509,168

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS

December 31, 2007

COMMON STOCKS		Value (Note 2)
(continued)	Shares
Semiconductors & Semiconductor Equipment — 2.0%
Marvell Technology Group Ltd. (a)	390,500	$5,459,190
Spansion, Inc. (a)	841,300	3,306,309

		8,765,499

Software — 3.4%
Adobe Systems Incorporated (a)	184,500	7,883,685
Symantec Corp. (a)	437,500	7,061,250

		14,944,935

Specialty Retail — 2.1%
Best Buy Co. Inc.	177,500	9,345,375

Thrifts & Mortgage Finance — 2.9%
Federal National Mortgage Association	184,800	7,388,304
People’s United Financial, Inc.	313,660	5,583,148

		12,971,452

Tobacco — 1.1%
Altria Group, Inc.	65,200	4,927,816

Wireless Telecommunication Services — 4.2%
NII Holdings, Inc. (a)	149,900	7,243,168
Sprint Nextel Corp.	513,088	6,736,845
Virgin Mobile USA, Inc. (a)	518,000	4,605,020

		18,585,033

TOTAL COMMON STOCKS (Cost: $380,913,488)		432,974,314

CORPORATE BOND — 1.2%	Principal Amount (000)
Oil, Gas & Consumable Fuels
Trident Resources., Unsec’d Note, PIK, (Canada), Private Placement, 12.39625%, due 8/12/12 (b)(c) (Cost: $5,049,477; purchased 8/20/07)	5,327	5,397,766

WARRANT	Shares
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, expiring 1/01/15 (a)(b)(c) (Cost: $0; purchased 8/20/07)	505,989	51

TOTAL LONG-TERM INVESTMENTS (Cost: $385,962,965)		$438,372,131

		Value (Note 2)
	Shares
SHORT-TERM INVESTMENTS — 1.0%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund- Taxable Money Market Series(e) (Cost: $4,572,145)	4,572,145	$4,572,145

TOTAL INVESTMENTS(d) — 99.7% (Cost: $390,535,110)		$442,944,276

OTHER ASSETS, LESS LIABILITIES
Dividends Receivable		605,676
Receivable for Securities Sold		617,655
Payable for Pending Capital Transactions		(37,821)

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		1,185,510

NET ASSETS — 100%		$444,129,786

NET ASSETS, representing:
Equity of Participants — 10,239,776 Accumulation Units at an Accumulation Unit Value of $41.9498		429,556,859
Equity Of Annuitants		13,753,861
Equity of The Prudential Insurance Company of America		819,066

		$444,129,786

(a)	Non-income producing security.

(b)	Indicates an illiquid security.

(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $5,049,477. The aggregate value of $5,397,817 is approximately 1.2% of net assets.

(d)	As of December 31, 2007, two securities valued at $5,397,817 and representing 1.2% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Members.

(e)	The Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Dryden Core Investment Fund — Taxable Money Market Series.

ADR	American Depository Receipt
PIK	Payment in Kind

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS

December 31, 2007

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2007 were as follows:

Oil, Gas & Consumable Fuels	16.4%
Media	6.1
Insurance	5.7
Computers and Peripherals	4.8
Pharmaceuticals	4.6
Food Products	4.4
Wireless Telecommunication Services	4.2
Software	3.4
Biotechnology	3.1
Diversified Consumer Services	3.1
Electric Utilities	3.0
Food & Staples Retailing	3.0
Thrifts & Mortgage Finance	2.9
Communications Equipment	2.8
Capital Markets	2.7
Metals & Mining	2.7
Internet Software & Services	2.1
Specialty Retail	2.1
Multi-Utilities	2.0
Semiconductors & Semiconductor Equipment	2.0
Independent Power Producers & Energy Traders	1.7
Industrial Conglomerates	1.7
Commercial Services & Supplies	1.6
Hotels, Restaurants, & Leisure	1.4
Internet & Catalog Retail	1.4
Office Electronics	1.4
Consumer Finance	1.3
Health Care Providers & Services	1.3
Multiline Retail	1.3
Corporate Bond	1.2
Household Products	1.2
Tobacco	1.1
Affiliated Money Market Mutual Fund	1.0
Paper & Forest Products	1.0

99.7
Other Assets in Excess of Liabilities	0.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2007

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $120,269 foreign withholding tax)	$6,829,971
Affiliated Dividend Income	578,705
Total Income	7,408,676
EXPENSES
Fees Charged to Participants and Annuitants for Investment Management Services	(577,850)
Fees Charged to Participants (other than Annuitants) for Assuming Mortality and Expense Risks	(1,687,518)
Total Expenses	(2,265,368)
NET INVESTMENT INCOME	5,143,308
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on Investment Transactions	73,748,908
Net Change in Unrealized Appreciation on Investments	(50,520,246)
NET GAIN ON INVESTMENTS	23,228,662
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,371,970

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
OPERATIONS
Net Investment Income	$5,143,308	$4,878,445
Net Realized Gain on Investment Transactions	73,748,908	70,495,868
Net Change In Unrealized Appreciation on Investments	(50,520,246)	(13,275,024)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	28,371,970	62,099,289
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	16,454,106	18,310,245
Withdrawals and Transfers Out	(51,776,485)	(52,237,716)
Annual Administration Charges Deducted from Participants’ Accumulation Accounts	(8,249)	(8,976)
Mortality and Expense Risk Charges Deducted from Annuitants’ Accounts	(46,032)	(45,852)
Variable Annuity Payments	(2,161,151)	(2,154,258)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(37,537,811)	(36,136,557)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(2,564,511)	(227,921)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,730,352)	25,734,811
NET ASSETS
Beginning of year	455,860,138	430,125,327
End of year	$444,129,786	$455,860,138

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-2

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT*

(For an Accumulation Unit outstanding throughout the year)

	Year Ended December 31,
	2007	2006	2005	2004	2003
Investment Income	$.6673	$.5815	$.4098	$.4502	$.3116
Expenses
Investment management fee	(.0526)	(.0453)	(.0380)	(.0331)	(.0269)
Assuming mortality and expense risks	(.1576)	(.1357)	(.1140)	(.0991)	(.0805)
Net Investment Income	.4571	.4005	.2578	.3180	.2042
Capital Changes
Net realized gain (loss) on investment transactions	6.6673	5.8433	3.1463	1.5269	(.3489)
Net change in unrealized appreciation (depreciation) of investments	(4.6697)	(1.0553)	2.3659	.7360	6.9421
Net Increase in Accumulation Unit Value	2.4547	5.1885	5.7700	2.5809	6.7974
Accumulation Unit Value
Beginning of year	39.4951	34.3066	28.5366	25.9557	19.1583
End of year	$41.9498	$39.4951	$34.3066	$28.5366	$25.9557
Total Return**	6.22%	15.12%	20.22%	9.94%	35.48%
Ratio Of Expenses To Average Net Assets***	.50%	.50%	.50%	.50%	.50%
Ratio Of Net Investment Income To Average Net Assets***	1.09%	1.10%	.84%	1.20%	.95%
Portfolio Turnover Rate	63%	55%	51%	62%	62%
Number of Accumulation Units Outstanding
For Participants at end of year (000 omitted)	10,240	11,081	12,012	12,923	13,830

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported. Total returns may reflect adjustments to conform to generally accepted accounting principles.
***	These calculations exclude PICA’s equity in VCA-2.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-2

Note 1:	General

The Prudential Variable Contract Account-2 (VCA-2 or the Account) was established on January 9, 1968 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-2 has been designed for use by public school systems and certain tax-exempt organizations to provide for the purchase and payment of tax-deferred variable annuities. The investment objective of the Account is long-term growth of capital. Its investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discount on debt securities, as required is recorded on the accrual basis. Income and realized and unrealized gains and losses are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-2.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Federal Income Taxes:    The operations of VCA-2 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.

Annuity Reserves:    Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV) Table, adjusted, and a valuation interest rate related to the Assumed Investment Result (AIR). The valuation interest rate is equal to the AIR less .5% in contract charges defined in Note 3. The AIRs are selected by each Contract-holder and are described in the prospectus.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of 0.125% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2, is charged to the Account and paid to PI for investment management services. An equivalent charge is deducted monthly in determining the amount of Annuitants’ payments.

A daily charge, paid to PI for assuming mortality and expense risks, is calculated at an effective annual rate of 0.375% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2. A one-time equivalent charge is deducted when the Annuity Units for Annuitants are determined.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual administration charge of not more than $30 annually is deducted from the accumulation account of certain Participants either at the time of withdrawal of the value of the entire Participant’s account or at the end of the fiscal year by canceling Accumulation Units. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

A charge of 2.5% for sales and other marketing expenses is deducted from certain Participant’s purchase payments. For the year ended December 31, 2007, PICA has advised the Account it has not received any sales charges.

Note 4:	Purchases and Sales of Portfolio Securities

For the year ended December 31, 2007, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $325,179,298 and $288,475,640, respectively.

Investment in the Core Fund:    The Account invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the year ended December 31, 2007, the Account earned $578,705, by investing its excess cash in the Series.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the years ended December 31, 2007 and December 31, 2006, respectively, are as follows:

	Year Ended December 31,
	2007	2006
Units issued	394,436	504,782
Units redeemed	(1,236,072)	(1,435,359)
Net decrease	(841,636)	(930,577)

Note 6:	Net Increase (Decrease) in Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increases to/(reductions from) PICA’s investment Account. The increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 7:	Participant Loans

Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

For the years ended December 31, 2007 and December 31, 2006, $975 and $43,174 of participant loan principal and interest has been paid to VCA-2, respectively. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 8:	New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Committee and Participants of

The Prudential Variable Contract Account-2:

We have audited the accompanying statement of net assets of The Prudential Variable Contract Account-2 (the “Account”) as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2003 were audited by another independent registered public accounting firm, whose report dated February 24, 2004, expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 26, 2008

MANAGEMENT OF VCA-2

(Unaudited)

Information pertaining to the Committee Members of VCA-2 is set forth below. Committee Members are not deemed to be “interested persons” of VCA-2 as defined in the Investment Company Act are referred to as “Independent Committee Members.” Committee Members who are deemed to be “interested persons” of VCA-2 are referred to as “Interested Committee Members.” “Fund Complex” consists of VCA-2 and any other investment companies managed by PI.

Name, Address**, and Age	Position with Fund* Term of Office*** Length of Time Served	Number of Portfolios In Fund Complex Overseen by Committee Member	Other Directorships Held by the Committee Member****

Saul K. Fenster, Ph.D. (74)	Committee Member, Since 1985	87	Member (since 2006), Board of The Ridgefield Foundation and The Leir Foundation; Board of Directors of IDT Corporation (2000-2006)

Principal Occupations During Past 5 Years – Currently President Emeritus of New Jersey Institute of Technology (since 2002); formerly President (1978-2002) of New Jersey Institute of Technology; Commissioner (1998-2002) of the Middle States Association Commission on Higher Education; Commissioner (1985-2002) of the New Jersey Commission on Science and Technology; formerly Director (1998-2005) of Society of Manufacturing Engineering Education Foundation; formerly Director of Prosperity New Jersey; formerly a director or trustee of Liberty Science Center, Research and Development Council of New Jersey, New Jersey State Chamber of Commerce, and National Action Council for Minorities in Engineering.

David E. A. Carson (73)	Committee Member Since 2004	63	—

Principal Occupations During Past 5 Years – Director (since October 2007) of ICI Mutual Insurance Company; formerly Chairman and Chief Executive Officer of People’s Bank (1988 – 2000).

W. Scott McDonald, Jr. (70)	Chairman Since 2001 and Committee Member, Since 1985	87	—

Principal Occupations During Past 5 Years – Formerly Management Consultant (1997-2004) and of Counsel (2004-2005) at Kaludis Consulting Group, Inc. (company serving higher education); Formerly principal (1995-1997), Scott McDonald & Associates; Chief Operating Officer (1991-1995), Fairleigh Dickinson University; Executive Vice President and Chief Operating Officer (1975-1991), Drew University; interim President (1988-1990), Drew University; formerly Director of School, College and University Underwriters Ltd.

Joseph Weber, PhD (84)	Committee Member Since 1985	1

Principal Occupations During Past 5 Years – Vice President, Finance (retired), Interclass (international corporate learning) since 1991; formerly President, The Alliance for Learning; retired Vice President, Member of the Board of Directors and Members of the Executive and Operating Committees, Hoffmann-LaRoche Inc; retired member, Board of Overseers, New Jersey Institute of Technology; Trustee and Vice Chairman Emeritus, Fairleigh Dickinson University.

Officers
Name, Address**, and Age	Position with Fund* Term of Office*** Length of Time Served	Principal Occupations During Past 5 Years

Judy A. Rice (60)	President Since 2003	President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute

Name, Address**, and Age	Position with Fund* Term of Office*** Length of Time Served	Principal Occupations During Past 5 Years

Robert F. Gunia (61)	Vice President Since 2003	Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of AST Investment Services, Inc. Vice President and Director (since May 1989); Treasurer (since 1999) of The Asia Pacific Fund, Inc. and Vice President (since January 2007) of The Greater China Fund, Inc.

Grace C. Torres (48)	Treasurer and Principal Financial and Accounting Officer Since 1997	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

Kathryn L. Quirk (55)	Chief Legal Officer Since 2005	Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (50)	Secretary Since 2005	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (49)	Assistant Secretary Since 2005	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (33)	Assistant Secretary Since 2005	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).

John P. Schwartz (36)	Assistant Secretary Since 2006	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).

Timothy J. Knierim (49)	Deputy Chief Compliance Officer Since 2007	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).

Valerie M. Simpson (49)	Chief Compliance Officer Since 2007	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.

M. Sadiq Peshimam (44)	Assistant Treasurer Since 2006	Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.

Peter Parrella (49)	Assistant Treasurer Since 2007	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

Name, Address**, and Age	Position with Fund* Term of Office*** Length of Time Served	Principal Occupations During Past 5 Years

Andrew R. French (45)	Assistant Secretary Since 2006	Director and Corporate Counsel (since May 2006) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Noreen M. Fierro (43)	Anti-Money Laundering Compliance Officer Since 2006	Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.

Lana Lomuti (40)	Assistant Treasurer Since 2007	Vice President (since 2007) and Director (2005-2007) within Prudential Mutual Fund Administration.

* “Interested” Committee Members, as defined in the Investment Company Act, by reason of employment with the Manager (as defined below), and/or the Distributor (as defined below).

** Unless otherwise noted, the address of Committee Members and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

*** There is no set term of office for Committee Members and Officers. The table shows how long they have served as Committee Member and/or Officer.

**** This column includes only directorships of companies required to register, or file reports with the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Investment Company Act.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. The phone lines are open each business day during the hours shown below. Please be sure to have your contract number available when you call.

In the past, participants who held several variable contracts at the same address received multiple copies of annual and semiannual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report based on our current records for participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent for each account of record.

The Prudential Insurance Company of America

751 Broad Street

Newark NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

IFS-A114818    LT.RS.001    Ed. 02/28/2008

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David E. A. Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended December 31, 2007 and December 31, 2006 KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $17,481 and $14,700 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

None.

(c)	Tax Fees

None.

(d)	All Other Fees

None.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e)(2)	Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g)	Non-Audit Fees

Not applicable to Registrant for the fiscal years 2007 and 2006. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2007 and 2006 was $57,200 and $317,300, respectively.

(h)	Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Prudential Variable Contract Account—2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	February 20, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	February 20, 2008

*	Print the name and title of each signing officer under his or her signature.